Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments by Term to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value of derivative instruments [line items]
Derivatives	$ 101,560	$ 94,039
Derivative liabilities	98,543	90,238
At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	101,560	94,039
Derivative liabilities	98,543	90,238
Under 1 year [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	99,792	91,833
Derivative liabilities	97,415	88,112
Under 1 year [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	25,342	28,241
Derivative liabilities	25,495	26,720
1 to 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	28,568	29,197
Derivative liabilities	26,503	27,013
Over 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	47,650	36,601
Derivative liabilities	$ 46,545	$ 36,505